INVESTMENT IN ASSOCIATES (Tables)	12 Months Ended
Dec. 31, 2018
Investment In Associates Tables Abstract
Investments in associates
	At December 31	At December 31	At January 1
(in thousands)	2018	2017	2017

Investment in associates-by investee:
GoviEx	$5,582	$5,305	$6,011
	$5,582	$5,305	$6,011

Investment in GoviEx
(in thousands except share amounts)	Number of Common Shares

Balance-January 1, 2017	65,144,021	$6,011
Share of equity loss	-	(1,015)
Dilution gain	-	309
Balance-December 31, 2017	65,144,021	$5,305

Share of equity loss	-	(472)
Dilution gain	-	749
Balance-December 31, 2018	65,144,021	$5,582

Consolidated financial information of GoviEx
	At December 31	At December 31
(in thousands of USD dollars)	2018	2017

Total current assets	$4,800	$6,978
Total non-current assets	32,432	24,530
Total current liabilities	(8,315)	(7,792)
Total non-current liabilities	-	(112)
Total net assets	$28,917	$23,604

	12 Months Ended	12 Months Ended
(in thousands of USD dollars)	December 31,2018	December 31,2017

Revenue	$-	$-
Net loss	(1,892)	(3,632)
Comprehensive loss	$(1,892)	$(3,632)

Reconciliation of GoviEx net assets to Denison carrying value
Reconciliation of GoviEx net assets to Denison investment carrying value:
Net assets of GoviEx – beginning of period - USD	$23,604	$20,694
Share issue proceeds	6,654	5,796
Contributed surplus change	74	-
Share-based payment reserve change	477	746
Net loss	(1,892)	(3,632)
Net assets of GoviEx – end of period - USD	$28,917	$23,604
Denison ownership interest	16.21%	18.72%
Denison share of net assets of GoviEx	4,687	4,419
Other adjustments	(283)	(216)
Investment in GoviEx – USD	4,404	4,203
At historical exchange rate	1.2675	1.2622
Investment in GoviEx	$5,582	$5,305